Quarterly Holdings Report
for
Fidelity® Series Real Estate Income Fund
April 30, 2024
SRE-NPRT3-0624
1.924316.112
Common Stocks - 0.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Cyxtera Technologies, Inc. Class A (a)(b)	37,800	0
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Retail Value, Inc. (a)(b)	24,066	0
TOTAL COMMON STOCKS (Cost $1,063,629)		0

Preferred Stocks - 23.9%
	Shares	Value ($)
Convertible Preferred Stocks - 1.2%
REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
LXP Industrial Trust (REIT) Series C, 6.50%	68,019	3,016,293

Nonconvertible Preferred Stocks - 22.7%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Enbridge, Inc. Series 1, U.S. TREASURY 5 YEAR INDEX + 3.140% 5.949% (c)(d)	20,325	443,288
Global Partners LP Series B, 9.50%	12,200	313,191
		756,479
FINANCIALS - 9.0%
Mortgage Real Estate Investment Trusts - 9.0%
AGNC Investment Corp.:
6.125%(c)	61,500	1,435,410
Series C, CME Term SOFR 3 Month Index + 5.110% 7.00%(c)(d)	41,899	1,066,330
Series E, 6.50%(c)	46,750	1,140,700
Annaly Capital Management, Inc.:
6.75%(c)	27,900	699,732
Series F, CME Term SOFR 3 Month Index + 4.990% 6.95%(c)(d)	73,400	1,859,222
Series G, CME Term SOFR 3 Month Index + 4.430% 6.50%(c)(d)	70,990	1,786,818
Arbor Realty Trust, Inc.:
Series D, 6.375%	12,400	223,200
Series F, 6.25%(c)	14,100	267,618
Chimera Investment Corp. Series C, 7.75% (c)	59,866	1,240,424
Dynex Capital, Inc. Series C 6.90% (c)	89,500	2,167,690
Ellington Financial LLC 6.75% (c)	58,522	1,396,920
MFA Financial, Inc.:
6.50%(c)	26,100	575,505
Series B, 7.50%	16,249	325,955
PennyMac Mortgage Investment Trust:
8.125%(c)	31,075	718,143
Series B, 8.00%(c)	39,705	909,713
Rithm Capital Corp.:
7.125%(c)	60,467	1,496,558
Series A, 7.50%(c)	64,459	1,600,517
Series C, 6.375%(c)	20,446	463,102
Series D, 7.00%(c)	17,100	383,895
Two Harbors Investment Corp.:
Series A, 8.125%(c)	41,635	952,609
Series B, 7.625%(c)	89,612	2,023,439
		22,733,500
REAL ESTATE - 13.4%
Equity Real Estate Investment Trusts (REITs) - 11.6%
Agree Realty Corp. 4.25%	38,700	646,290
American Homes 4 Rent:
6.25%	18,925	430,733
Series G, 5.875%	37,050	805,467
Armada Hoffler Properties, Inc. 6.75%	33,250	730,835
Ashford Hospitality Trust, Inc.:
Series F, 7.375%	10,135	143,309
Series H, 7.50%	5,875	81,369
Series I, 7.50%	12,911	179,463
Braemar Hotels & Resorts, Inc. Series D, 8.25%	5,450	100,989
Cedar Realty Trust, Inc.:
7.25%	28,556	449,757
Series C, 6.50%	43,500	528,969
Centerspace Series C, 6.625%	57,700	1,343,839
CTO Realty Growth, Inc. 6.375%	20,000	436,400
DiamondRock Hospitality Co. 8.25%	34,900	881,225
Gladstone Commercial Corp.:
6.625%	41,125	938,884
Series G, 6.00%	64,500	1,231,950
Gladstone Land Corp. Series D, 5.00%	60,000	1,443,600
Global Medical REIT, Inc. Series A, 7.50%	27,461	664,823
Global Net Lease, Inc.:
7.50%	34,998	719,559
Series A, 7.25%	45,925	926,307
Series B 6.875%	47,200	910,488
Series E, 7.375%	19,100	395,561
Healthcare Trust, Inc.:
7.125%	40,300	565,409
Series A 7.375%	33,000	479,807
Hudson Pacific Properties, Inc. Series C, 4.75%	22,900	324,035
National Storage Affiliates Trust Series A, 6.00%	12,325	267,823
Pebblebrook Hotel Trust:
6.30%	37,902	757,661
6.375%	45,192	923,273
6.375%	20,200	399,960
Series H, 5.70%	50,200	891,050
Prologis, Inc. Series Q, 8.54%	16,850	909,900
Realty Income Corp. 6.00%	16,575	389,678
Regency Centers Corp.:
5.875%	28,775	620,677
Series A, 6.25%	51,175	1,152,973
Rexford Industrial Realty, Inc.:
Series B, 5.875%	50,000	1,070,000
Series C, 5.625%	11,775	246,712
Saul Centers, Inc.:
Series D, 6.125%	15,958	325,064
Series E, 6.00%	13,475	271,521
SITE Centers Corp. 6.375%	15,100	325,254
Sotherly Hotels, Inc.:
Series B, 8.00%	12,750	240,976
Series C, 7.875%	19,300	369,981
Summit Hotel Properties, Inc.:
Series E, 6.25%	60,784	1,276,464
Series F, 5.875%	61,000	1,243,180
Sunstone Hotel Investors, Inc.:
Series H, 6.125%	20,000	417,000
Series I, 5.70%	38,700	762,007
UMH Properties, Inc. Series D, 6.375%	63,875	1,397,585
		29,617,807
Real Estate Management & Development - 1.8%
Brookfield Property Partners LP:
5.75%	7,000	87,570
6.50%	5,875	85,638
Digitalbridge Group, Inc.:
Series H, 7.125%	64,710	1,455,781
Series I, 7.15%	75,785	1,695,310
Series J, 7.15%	52,749	1,188,962
Seritage Growth Properties Series A, 7.00%	1,050	25,147
		4,538,408
TOTAL REAL ESTATE		34,156,215

TOTAL NONCONVERTIBLE PREFERRED STOCKS		57,646,194
TOTAL PREFERRED STOCKS (Cost $63,444,934)		60,662,487

Corporate Bonds - 48.2%
	Principal Amount (e)	Value ($)
Convertible Bonds - 0.8%
FINANCIALS - 0.8%
Mortgage Real Estate Investment Trusts - 0.8%
PennyMac Corp. 5.5% 11/1/24	1,294,000	1,274,590
Two Harbors Investment Corp. 6.25% 1/15/26	904,000	858,800
		2,133,390
Nonconvertible Bonds - 47.4%
COMMUNICATION SERVICES - 0.3%
Media - 0.3%
Lamar Media Corp. 4% 2/15/30	875,000	780,946

CONSUMER DISCRETIONARY - 2.3%
Hotels, Restaurants & Leisure - 1.8%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(f)	1,500,000	1,260,482
4% 5/1/31(f)	500,000	438,119
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (f)	740,000	644,300
Marriott Ownership Resorts, Inc. 4.5% 6/15/29 (f)	1,570,000	1,409,648
Times Square Hotel Trust 8.528% 8/1/26 (f)	756,100	751,182
		4,503,731
Household Durables - 0.5%
M/I Homes, Inc. 3.95% 2/15/30	1,430,000	1,240,312

TOTAL CONSUMER DISCRETIONARY		5,744,043

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EG Global Finance PLC 12% 11/30/28 (f)	750,000	774,223

FINANCIALS - 0.7%
Financial Services - 0.7%
Brixmor Operating Partnership LP:
4.125% 5/15/29	138,000	127,360
5.5% 2/15/34	500,000	477,231
Rexford Industrial Realty LP:
2.125% 12/1/30	1,000,000	796,522
2.15% 9/1/31	500,000	391,022
		1,792,135
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.6%
Sabra Health Care LP 5.125% 8/15/26	1,615,000	1,580,039

INDUSTRIALS - 0.5%
Commercial Services & Supplies - 0.5%
Williams Scotsman, Inc.:
4.625% 8/15/28(f)	750,000	692,234
6.125% 6/15/25(f)	648,000	645,570
		1,337,804
REAL ESTATE - 42.7%
Equity Real Estate Investment Trusts (REITs) - 37.9%
Agree LP:
2.6% 6/15/33	1,000,000	762,266
2.9% 10/1/30	500,000	421,018
4.8% 10/1/32	77,000	70,735
American Homes 4 Rent LP:
2.375% 7/15/31	2,000,000	1,584,752
3.625% 4/15/32	1,000,000	855,320
4.25% 2/15/28	2,000,000	1,894,403
5.5% 2/1/34	1,500,000	1,446,382
American Tower Corp.:
3.1% 6/15/50	1,500,000	933,897
3.8% 8/15/29	1,000,000	914,735
4.05% 3/15/32	2,500,000	2,233,771
5.45% 2/15/34	2,000,000	1,943,085
5.55% 7/15/33	1,000,000	976,600
5.65% 3/15/33	2,000,000	1,970,277
5.9% 11/15/33	1,500,000	1,510,398
CBL & Associates LP:
4.6%(b)(g)	3,930,000	0
5.25%(b)(g)	3,629,000	0
5.95%(b)(g)	2,551,000	0
Crown Castle, Inc.:
2.1% 4/1/31	2,000,000	1,582,381
2.25% 1/15/31	1,500,000	1,206,252
2.5% 7/15/31	2,500,000	2,017,251
5.1% 5/1/33	2,500,000	2,360,902
5.8% 3/1/34	1,500,000	1,485,803
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (f)	1,760,000	1,593,068
CubeSmart LP:
2.5% 2/15/32	1,500,000	1,192,885
4.375% 2/15/29	1,000,000	941,562
Equinix, Inc.:
2.5% 5/15/31	2,000,000	1,630,837
3% 7/15/50	2,500,000	1,527,037
3.4% 2/15/52	1,316,000	866,331
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (f)	925,000	787,754
GLP Capital LP/GLP Financing II, Inc.:
4% 1/15/31	1,000,000	875,655
5.25% 6/1/25	2,375,000	2,352,956
5.3% 1/15/29	1,000,000	970,789
6.75% 12/1/33	500,000	512,276
Invitation Homes Operating Partnership LP:
2% 8/15/31	1,000,000	772,867
4.15% 4/15/32	1,000,000	890,707
5.5% 8/15/33	3,000,000	2,899,975
Kimco Realty OP, LLC:
4.6% 2/1/33	1,000,000	915,237
6.4% 3/1/34	1,576,000	1,630,681
Kite Realty Group LP 5.5% 3/1/34	1,000,000	953,935
LXP Industrial Trust (REIT):
2.375% 10/1/31	500,000	389,136
2.7% 9/15/30	78,000	63,898
6.75% 11/15/28	250,000	256,383
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	1,506,000	1,126,949
5% 10/15/27	3,237,000	2,647,737
NNN (REIT), Inc. 5.6% 10/15/33	634,000	622,010
Omega Healthcare Investors, Inc.:
4.5% 4/1/27	483,000	463,122
4.75% 1/15/28	1,616,000	1,534,145
5.25% 1/15/26	22,000	21,687
Phillips Edison Grocery Center 2.625% 11/15/31	3,000,000	2,374,353
Prologis LP:
4.875% 6/15/28	1,000,000	984,189
5% 3/15/34	1,000,000	956,985
5.125% 1/15/34	1,000,000	964,719
5.25% 6/15/53	2,000,000	1,837,116
5.25% 3/15/54	1,000,000	912,805
Public Storage:
5.1% 8/1/33	1,000,000	968,767
5.35% 8/1/53	2,000,000	1,876,671
Realty Income Corp.:
3.1% 12/15/29	1,000,000	887,486
3.4% 1/15/30	500,000	445,686
4% 7/15/29	1,000,000	931,664
5.625% 10/13/32	1,000,000	993,658
RLJ Lodging Trust LP 4% 9/15/29 (f)	715,000	620,119
Safehold Operating Partnership LP:
2.8% 6/15/31	500,000	409,158
2.85% 1/15/32	1,250,000	1,002,544
6.1% 4/1/34	500,000	483,801
SBA Communications Corp. 3.125% 2/1/29	2,500,000	2,177,145
Simon Property Group LP:
3.25% 9/13/49	2,500,000	1,637,643
5.85% 3/8/53	1,000,000	967,245
6.25% 1/15/34	2,000,000	2,067,603
Sun Communities Operating LP:
2.7% 7/15/31	2,500,000	2,015,972
5.5% 1/15/29	1,000,000	982,720
5.7% 1/15/33	1,000,000	966,897
UDR, Inc. 3% 8/15/31	500,000	423,641
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (f)	1,040,000	808,799
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
6.5% 2/15/29(f)	1,960,000	1,575,696
10.5% 2/15/28(f)	1,000,000	1,037,430
Ventas Realty LP:
2.5% 9/1/31	500,000	401,357
4.4% 1/15/29	2,000,000	1,886,832
4.75% 11/15/30	1,000,000	941,918
VICI Properties LP:
5.125% 5/15/32	1,000,000	929,109
5.75% 4/1/34	32,000	30,793
6.125% 4/1/54	254,000	237,247
VICI Properties LP / VICI Note Co. 4.625% 12/1/29 (f)	3,095,000	2,871,296
WP Carey, Inc.:
2.25% 4/1/33	1,000,000	744,265
2.45% 2/1/32	1,000,000	783,569
4% 2/1/25	422,000	416,294
4.25% 10/1/26	459,000	445,083
XHR LP 6.375% 8/15/25 (f)	750,000	749,173
		96,357,295
Real Estate Management & Development - 4.8%
CBRE Group, Inc. 5.95% 8/15/34	2,250,000	2,237,158
Cushman & Wakefield U.S. Borrower LLC 6.75% 5/15/28 (f)	875,000	862,812
Essex Portfolio LP 5.5% 4/1/34	1,006,000	973,399
Extra Space Storage LP:
2.35% 3/15/32	2,000,000	1,560,596
5.4% 2/1/34	2,000,000	1,915,313
5.5% 7/1/30	1,000,000	985,593
5.9% 1/15/31	1,000,000	1,004,917
Howard Hughes Corp.:
4.125% 2/1/29(f)	665,000	587,240
5.375% 8/1/28(f)	355,000	334,066
Kennedy-Wilson, Inc. 4.75% 2/1/30	1,755,000	1,389,956
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 6/15/27 (f)	202,000	198,881
		12,049,931
TOTAL REAL ESTATE		108,407,226

TOTAL NONCONVERTIBLE BONDS		120,416,416
TOTAL CORPORATE BONDS (Cost $126,319,792)		122,549,806

Asset-Backed Securities - 0.5%
	Principal Amount (e)	Value ($)
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/52 (b)(c)(f)(h)	879,002	9
Home Partners of America Trust:
Series 2021-1 Class F, 3.325% 9/17/41 (f)	424,779	334,505
Series 2021-2 Class G, 4.505% 12/17/26 (f)	961,262	845,953
TOTAL ASSET-BACKED SECURITIES (Cost $1,386,014)		1,180,467

Commercial Mortgage Securities - 19.1%
	Principal Amount (e)	Value ($)
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (f)	625,000	418,991
Series 2017-BNK8 Class E, 2.8% 11/15/50 (f)	1,848,000	694,492
Benchmark Mortgage Trust sequential payer Series 2019-B14:
Class 225D, 3.4041% 12/15/62 (c)(f)	573,000	11,730
Class 225E, 3.4041% 12/15/62 (c)(f)	859,000	8,437
BSREP Commercial Mortgage Trust floater Series 2021-DC:
Class F, CME Term SOFR 1 Month Index + 2.960% 8.2855% 8/15/38 (c)(d)(f)	101,405	69,665
Class G, CME Term SOFR 1 Month Index + 3.960% 9.2855% 8/15/38 (c)(d)(f)	236,927	147,931
BX Commercial Mortgage Trust:
floater:
Series 2019-IMC Class G, CME Term SOFR 1 Month Index + 3.640% 8.9673% 4/15/34 (c)(d)(f)	819,000	809,712
Series 2021-SOAR Class G, CME Term SOFR 1 Month Index + 2.910% 8.2355% 6/15/38 (c)(d)(f)	882,744	879,011
Series 2021-VINO Class G, CME Term SOFR 1 Month Index + 4.060% 9.3878% 5/15/38 (c)(d)(f)	1,080,705	1,068,303
Series 2022-LBA6 Class F, CME Term SOFR 1 Month Index + 3.350% 8.671% 1/15/39 (c)(d)(f)	700,000	691,373
Series 2019-OC11 Class E, 4.0755% 12/9/41 (c)(f)	3,666,000	3,069,826
Series 2020-VIVA Class E, 3.667% 3/11/44 (c)(f)	2,018,000	1,640,153
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, CME Term SOFR 1 Month Index + 3.340% 8.667% 9/15/33 (c)(d)(f)	735,000	361,386
Class G, CME Term SOFR 1 Month Index + 5.350% 10.6733% 9/15/33 (c)(d)(f)	735,000	279,587
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (f)	1,299,000	1,173,071
Series 2012-CR1 Class G, 2.462% 5/15/45 (b)(f)	329,079	4,269
Series 2017-CD4 Class D, 3.3% 5/10/50 (f)	213,000	165,569
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (f)	31,000	23,579
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, CME Term SOFR 1 Month Index + 4.330% 9.6523% 6/15/34 (b)(d)(f)	800,000	249,979
DBGS Mortgage Trust Series 2018-C1 Class C, 4.7965% 10/15/51 (c)	1,000,000	834,410
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.5159% 8/10/44 (c)(f)	513,608	467,383
GS Mortgage Securities Trust:
floater Series 2018-RIVR Class G, CME Term SOFR 1 Month Index + 2.640% 8.218% 7/15/35 (c)(d)(f)	669,000	13,380
sequential payer Series 2023-SHIP Class E, 7.6814% 9/10/38 (c)(f)	1,000,000	985,252
Series 2011-GC5:
Class C, 5.2974% 8/10/44 (c)(f)	101,000	77,806
Class D, 5.2974% 8/10/44 (c)(f)	759,236	360,906
Class E, 5.2974% 8/10/44 (b)(c)(f)	848,000	95,637
Class F, 4.5% 8/10/44 (b)(f)	677,000	2,031
Series 2012-GCJ9 Class E, 4.7543% 11/10/45 (c)(f)	355,000	295,516
Hilton U.S.A. Trust Series 2016-HHV Class F, 4.3333% 11/5/38 (c)(f)	2,515,000	2,304,326
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (f)	504,000	468,297
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/47 (f)	1,624,000	1,485,738
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class D, 3.3994% 6/15/51 (c)(f)	302,000	206,113
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2021-1MEM Class E, 2.742% 10/9/42 (c)(f)	500,000	280,311
Series 2011-C3:
Class E, 5.7095% 2/15/46 (b)(c)(f)	3,467,000	1,420,202
Class G, 4.409% 2/15/46 (c)(f)	1,680,000	193,178
Class H, 4.409% 2/15/46 (b)(c)(f)	1,320,000	91,258
Series 2012-CBX:
Class E, 4.8459% 6/15/45 (b)(c)(f)	775,432	694,012
Class G 4% 6/15/45 (b)(f)	805,000	544,717
Series 2013-LC11:
Class D, 4.2967% 4/15/46 (c)	1,316,000	596,901
Class F, 3.25% 4/15/46 (b)(c)(f)	482,000	30,125
Series 2014-DSTY Class E, 3.9314% 6/10/27 (b)(c)(f)	924,000	2,254
Series 2018-AON Class F, 4.767% 7/5/31 (c)(f)	961,000	207,402
Series 2020-NNN Class FFX, 4.6254% 1/16/37 (f)	1,406,000	499,099
Merit floater Series 2021-STOR Class G, CME Term SOFR 1 Month Index + 2.860% 8.1855% 7/15/38 (c)(d)(f)	250,000	247,344
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, CME Term SOFR 1 Month Index + 2.710% 8.0364% 4/15/38 (c)(d)(f)	582,180	577,814
Class G, CME Term SOFR 1 Month Index + 3.310% 8.6364% 4/15/38 (c)(d)(f)	709,690	704,367
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.5358% 11/15/45 (c)(f)	2,000,000	1,614,815
Series 2012-C6, Class F, 4.5358% 11/15/45 (b)(c)(f)	1,000,000	349,607
Series 2013-C13 Class E, 5.2248% 11/15/46 (c)(f)	513,285	462,380
Series 2013-C9 Class C, 3.8531% 5/15/46 (c)	625,000	545,902
Morgan Stanley Capital I Trust:
Series 2011-C2:
Class D, 5.385% 6/15/44 (c)(f)	1,171,542	1,124,680
Class F, 5.385% 6/15/44 (c)(f)	1,467,000	850,860
Class XB, 0.5097% 6/15/44 (c)(f)(h)	22,489,512	79,163
Series 2011-C3:
Class E, 5.1082% 7/15/49 (c)(f)	214,789	207,697
Class F, 5.1082% 7/15/49 (c)(f)	636,000	568,330
Class G, 5.1082% 7/15/49 (c)(f)	979,600	847,552
Series 2015-MS1 Class D, 4.1571% 5/15/48 (c)(f)	2,045,000	1,395,528
Series 2016-BNK2 Class C, 3% 11/15/49 (f)	2,346,000	1,102,621
Morgan Stanley Capital I Trust 2024-B sequential payer Series 2024-BPR2 Class A, 7.289% 5/5/29 (f)	1,000,000	999,980
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (c)(f)	1,000,000	791,589
Natixis Commercial Mortgage Securities Trust floater Series 2018-FL1 Class WAN2, CME Term SOFR 1 Month Index + 3.790% 9.118% 6/15/35 (b)(c)(d)(f)	113,725	5,686
OPG Trust floater Series 2021-PORT Class J, CME Term SOFR 1 Month Index + 3.460% 8.7815% 10/15/36 (c)(d)(f)	325,000	313,233
PKHL Commercial Mortgage Trust floater Series 2021-MF Class G, CME Term SOFR 1 Month Index + 4.460% 9.7855% 7/15/38 (b)(c)(d)(f)	500,000	294,513
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/26/70 (f)	250,000	190,525
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)	704,643	709,887
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class F, 3.593% 9/15/39 (c)(f)	2,000,000	1,456,882
SREIT Trust floater:
Series 2021-IND Class G, CME Term SOFR 1 Month Index + 3.380% 8.7013% 10/15/38 (c)(d)(f)	1,573,000	1,465,555
Series 2021-MFP2 Class J, CME Term SOFR 1 Month Index + 4.020% 9.351% 11/15/36 (c)(d)(f)	1,000,000	971,916
STWD Trust floater sequential payer Series 2021-LIH Class G, CME Term SOFR 1 Month Index + 4.310% 9.635% 11/15/36 (c)(d)(f)	1,280,000	1,221,219
TPGI Trust floater Series 2021-DGWD Class G, CME Term SOFR 1 Month Index + 3.960% 9.2945% 6/15/26 (c)(d)(f)	940,800	939,042
UBS Commercial Mortgage Trust Series 2012-C1:
Class E, 5% 5/10/45 (b)(c)(f)	926,620	837,913
Class F, 5% 5/10/45 (b)(c)(f)	399,000	49,875
UBS-BAMLL Trust Series 12-WRM Class D, 4.3793% 6/10/30 (c)(f)	1,817,000	1,480,492
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class D, 3% 8/15/49 (f)	1,260,000	546,181
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (b)(c)	45,000	4,138
Series 2011-C3 Class D, 6.0497% 3/15/44 (c)(f)	843,916	322,798
Series 2013-C11 Class E, 4.1959% 3/15/45 (c)(f)	53,000	32,564
Series 2013-C13 Class D, 4.142% 5/15/45 (c)(f)	42,521	36,357
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (b)(c)(f)	1,168,000	912,399
Class PR2, 3.6332% 6/5/35 (b)(c)(f)	459,000	346,200
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $66,415,198)		48,530,922

Bank Loan Obligations - 3.8%
	Principal Amount (e)	Value ($)
FINANCIALS - 3.8%
Financial Services - 3.8%
Agellan Portfolio 9% 8/7/25 (b)(i)	1,217,000	1,217,000
MHP Commercial Mortgage Trust U.S. Secured Overnight Fin. Rate (SOFR) Index + 5.000% 10.321% 1/9/25 (b)(c)(d)(i)	7,110,539	6,826,101
Sunbelt Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 4.450% 9.8918% 1/21/27 (b)(c)(d)(i)	1,691,731	1,691,731
		9,734,832
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Cushman & Wakefield U.S. Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0657% 1/31/30 (c)(d)(i)	19,950	20,000
TOTAL BANK LOAN OBLIGATIONS (Cost $10,037,236)		9,754,832

Preferred Securities - 1.2%
	Principal Amount (e)	Value ($)
FINANCIALS - 1.2%
Mortgage Real Estate Investment Trusts - 1.2%
AGNC Investment Corp. CME Term SOFR 3 Month Index + 4.330% 6.875% (c)(d)	65,750	1,629,943
Chimera Investment Corp. Series B, CME Term SOFR 3 Month Index + 6.050% 8.00% (c)(d)	62,658	1,550,786
TOTAL PREFERRED SECURITIES (Cost $2,733,468)		3,180,729

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (j) (Cost $5,286,128)	5,285,071	5,286,128

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $276,686,399)	251,145,371
NET OTHER ASSETS (LIABILITIES) - 1.2%	2,993,821
NET ASSETS - 100.0%	254,139,192

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $66,372,130 or 26.1% of net assets.

(g)	Non-income producing - Security is in default.
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	42,034,884	93,867,557	130,616,064	646,081	(249)	-	5,286,128	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	37,700	2,904	40,604	2,654	-	-	-	0.0%
Total	42,072,584	93,870,461	130,656,668	648,735	(249)	-	5,286,128

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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